INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	₽ 239	$ 3.0	₽ 290	₽ 580
Increases related to prior years tax positions	155	2.0	9	98
Decreases related to prior years tax positions	(11)	(0.1)	(111)	(13)
Increases related to current year tax positions	56	0.7	51	41
Settlements				(416)
Balance at the end of the period	₽ 439	$ 5.6	₽ 239	₽ 290